Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Communication Services - 6.6%
720,050	Alphabet, Inc. - Class A (a)	$95,565,036
601,840	Alphabet, Inc. - Class C (a)	80,110,922
925,020	Baidu, Inc. - ADR (a)	144,293,870
96,000	Electronic Arts, Inc.	13,089,600
631,000	IMAX Corp. (a)	11,616,710
72,360	Live Nation Entertainment, Inc. (a)	6,349,590
520,578	Madison Square Garden Entertainment Corp. - Class A (a)	18,136,938
30,300	Meta Platforms, Inc. - Class A (a)	9,653,580
16,900	Netflix, Inc. (a)	7,418,593
1,613,100	Pinterest, Inc. - Class A (a)	46,763,769
24,100	Roblox Corp. - Class A (a)	945,925
102,000	Snap, Inc. - Class A (a)	1,158,720
570,578	Sphere Entertainment Corp. - Class A (a)	24,221,036
130,150	T-Mobile US, Inc. (a)	17,930,766
5,512,010	WildBrain Ltd. - CAD (a)	7,189,669
138,469	ZoomInfo Technologies, Inc. (a)	3,540,652
		487,985,376

	Consumer Discretionary - 13.5%
1,157,400	Alibaba Group Holding Ltd. - ADR (a)	118,239,984
161,500	Amazon.com, Inc. (a)	21,589,320
67,100	Boot Barn Holdings, Inc. (a)	6,300,690
100,830	Burlington Stores, Inc. (a)	17,909,425
220,637	Capri Holdings Ltd. (a)	8,143,712
766,300	CarMax, Inc. (a)	63,304,043
8,000	Darden Restaurants, Inc.	1,351,360
1,100	Deckers Outdoor Corp. (a)	598,059
1,750	Duolingo, Inc. (a)	271,582
239,700	eBay, Inc.	10,669,047
3,966,609	Entain PLC - GBP	70,555,050
2,200	Etsy, Inc. (a)	223,630
3,000	Five Below, Inc. (a)	625,020
22,700	Flutter Entertainment PLC - GBP (a)	4,518,384
59,300	GAN Ltd. (a)	110,891
99,430	Gildan Activewear, Inc.	3,092,273
846,100	GrowGeneration Corp. (a)	3,367,478
757,895	iRobot Corp. (a)	30,315,800
331,700	Mobileye Global, Inc. - Class A (a)	12,664,306
1,048,165	Norwegian Cruise Line Holdings Ltd. (a)	23,133,002
148,000	Ollie's Bargain Outlet Holdings, Inc. (a)	10,786,240
81,200	Restaurant Brands International, Inc.	6,216,672
58,660	Rivian Automotive, Inc. - Class A (a)	1,621,362
792,276	Royal Caribbean Cruises Ltd. (a)	86,445,234
2,270,250	Sony Group Corp. - ADR	212,495,400
743,050	Tesla, Inc. (a)	198,713,862
24,620	Ulta Beauty, Inc. (a)	10,950,976
108,400	Victoria's Secret & Co. (a)	2,221,116
2,940,350	XPeng, Inc. - ADR (a)	61,512,122
		987,946,040

	Consumer Staples - 0.0%
2,000	Calavo Growers, Inc.	75,460
9,100	Dollar General Corp.	1,536,626
		1,612,086

	Energy - 1.6%
544,350	Coterra Energy, Inc.	14,991,399
131,700	EOG Resources, Inc.	17,454,201
427,300	New Fortress Energy, Inc.	12,199,415
8,197,982	Transocean Ltd. (a)	72,142,242
		116,787,257

	Financials - 4.8%
192,700	AssetMark Financial Holdings, Inc. (a)	5,761,730
164,771	CME Group, Inc. - Class A	32,782,838
238,603	Discover Financial Services	25,184,547
17,000	Flywire Corp. (a)	580,380
116,700	Galaxy Digital Holdings Ltd. - CAD (a)	572,592
31,500	LPL Financial Holdings, Inc.	7,224,840
523,620	MarketAxess Holdings, Inc.	140,968,976
200,000	Marqeta, Inc. - Class A (a)	1,116,000
600,342	Morgan Stanley	54,967,314
582,800	NMI Holdings, Inc. - Class A (a)	15,566,588
110,500	Progressive Corp. (The)	13,920,790
504,000	Tradeweb Markets, Inc. - Class A	41,222,160
64,250	WEX, Inc. (a)	12,165,738
		352,034,493

	Health Care - 30.0%
6,000	10x Genomics, Inc. - Class A (a)	377,880
140,000	Accuray, Inc. (a)	596,400
104,230	Adaptive Biotechnologies Corp. (a)	879,701
1,124,100	Alkermes PLC (a)	32,913,648
2,164,571	Allogene Therapeutics, Inc. (a)	10,736,272
1,094,200	Amicus Therapeutics, Inc. (a)	14,903,004
197,100	Amylyx Pharmaceuticals, Inc. (a)	4,621,995
328,100	Arbutus Biopharma Corp. (a)	711,977
706,447	BeiGene Ltd. - ADR (a)	151,335,076
870,039	Biogen, Inc. (a)	235,075,837
1,939,550	BioMarin Pharmaceutical, Inc. (a)	170,544,632
1,369,622	BioNTech SE - ADR (a)	149,110,747
490,000	Boston Scientific Corp. (a)	25,406,500
329,700	Bridgebio Pharma, Inc. (a)	11,542,797
8,613,000	Cerus Corp. (a)	26,441,910
14,000	Charles River Laboratories International, Inc. (a)	2,933,560
630,892	Elanco Animal Health, Inc. (a)	7,614,866
660,694	Eli Lilly & Co.	300,318,458
437,600	Exact Sciences Corp. (a)	42,683,504
3,774,491	FibroGen, Inc. (a)	7,775,451
558,830	Galapagos NV - ADR (a)	23,666,451
548,700	Glaukos Corp. (a)	42,326,718
25,490	Guardant Health, Inc. (a)	994,620
590,696	Health Catalyst, Inc. (a)	8,287,465
11,310	Illumina, Inc. (a)	2,173,217
183,200	ImmunoGen, Inc. (a)	3,264,624
373,456	Insulet Corp. (a)	103,353,948
1,049,960	LivaNova PLC (a)	61,370,162
65,000	Mereo Biopharma Group PLC - ADR (a)	86,450
4,250,420	Nektar Therapeutics (a)	2,277,375
60,600	NuVasive, Inc. (a)	2,497,326
594,920	OraSure Technologies, Inc. (a)	2,808,022
19,220	Penumbra, Inc. (a)	5,830,579
1,201,216	PolyPeptide Group AG - CHF (a)	28,237,977
3,718,491	Pulmonx Corp. (a) (b)	52,058,874
193,800	QIAGEN N.V. - EUR (a)	9,088,037
20,886	Repligen Corp. (a)	3,583,202
5,393,780	Rhythm Pharmaceuticals, Inc. (a) (b)	96,225,035
118,800	Roche Holding AG - CHF	36,864,033
78,300	Sage Therapeutics, Inc. (a)	2,715,444
1,485,215	Seagen, Inc. (a)	284,834,533
218,930	Shockwave Medical, Inc. (a)	57,053,158
2,317,269	Standard BioTools, Inc. (a)	5,677,309
3,323,370	Wave Life Sciences Ltd. (a)	14,523,127
5,540,757	Xencor, Inc. (a) (b)	134,584,988
807,080	Zentalis Pharmaceuticals, Inc. (a)	21,557,107
		2,202,463,996

	Industrials - 11.7%
1,774,136	AECOM	154,349,832
406,600	Alaska Air Group, Inc. (a)	19,772,958
25,100	Allegiant Travel Co. (a)	3,104,870
4,197,300	American Airlines Group, Inc. (a)	70,304,775
695,900	Array Technologies, Inc. (a)	13,256,895
112,500	Axon Enterprise, Inc. (a)	20,917,125
49,600	Bloom Energy Corp. - Class A (a)	885,856
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	491,180
202,400	Curtiss-Wright Corp.	38,731,264
2,230,397	Delta Air Lines, Inc.	103,178,165
31,400	FedEx Corp.	8,476,430
70,600	Frontier Group Holdings, Inc. (a)	656,580
304,400	GFL Environmental, Inc.	10,392,216
125,500	Gibraltar Industries, Inc. (a)	8,116,085
139,900	Griffon Corp.	5,836,628
150,700	Hawaiian Holdings, Inc. (a)	1,746,613
296,200	Hertz Global Holdings, Inc. (a)	4,990,970
915,300	Jacobs Solutions, Inc.	114,787,773
2,484,900	JetBlue Airways Corp. (a)	19,307,673
2,583,100	Li-Cycle Holdings Corp. (a)	15,576,093
560,000	Lyft, Inc. - Class A (a)	7,117,600
156,200	Masonite International Corp. (a)	16,330,710
389,400	NN, Inc. (a)	1,164,306
2,600	Old Dominion Freight Line, Inc.	1,090,674
37,400	RXO, Inc. (a)	824,670
15,800	Ryanair Holdings PLC - ADR (a)	1,619,974
1,711,000	Southwest Airlines Co.	58,447,760
196,900	Spirit Airlines, Inc.	3,603,270
46,815	Sun Country Airlines Holdings, Inc. (a)	1,009,332
33,800	TransDigm Group, Inc.	30,410,536
326,300	Uber Technologies, Inc. (a)	16,138,798
1,898,340	United Airlines Holdings, Inc. (a)	103,098,845
26,800	WillScot Mobile Mini Holdings Corp. (a)	1,285,060
40,000	XPO, Inc. (a)	2,769,600
		859,791,116

	Information Technology - 28.2%
155,300	Adobe, Inc. (a)	84,820,201
33,100	Ambarella, Inc. (a)	2,761,202
87,400	Applied Materials, Inc.	13,248,966
2,736,060	Arlo Technologies, Inc. (a)	31,081,642
36,500	ASML Holding N.V. - ADR	26,148,965
3,183,700	Aurora Innovation, Inc. - Class A (a)	10,442,536
37,700	Autodesk, Inc. (a)	7,992,023
998,463	Axcelis Technologies, Inc. (a)	200,171,862
8,995,866	BlackBerry Ltd. (a)	45,878,917
649,200	Credo Technology Group Holding Ltd. (a)	11,016,924
123,599	CrowdStrike Holdings, Inc. - Class A (a)	19,981,014
59,450	CyberArk Software Ltd. (a)	9,869,294
85,140	Dell Technologies, Inc. - Class C	4,505,609
302,741	Descartes Systems Group, Inc. (The) (a)	23,574,442
200	DocuSign, Inc. (a)	10,764
6,160,600	Flex Ltd. (a)	168,554,016
854,655	FormFactor, Inc. (a)	31,758,980
108,500	Freshworks, Inc. - Class A (a)	2,024,610
20,750	GitLab, Inc. - Class A (a)	1,029,822
574,900	Hewlett Packard Enterprise Co.	9,991,762
185,900	HP, Inc.	6,103,097
96,250	HubSpot, Inc. (a)	55,877,937
2,581,300	indie Semiconductor, Inc. - Class A (a)	24,470,724
101,700	Intuit, Inc.	52,039,890
650,600	Jabil, Inc.	72,001,902
85,100	Jamf Holding Corp. (a)	1,848,372
35,700	Keysight Technologies, Inc. (a)	5,750,556
195,300	KLA Corp.	100,374,435
141,900	Marvell Technology, Inc.	9,241,947
1,636,740	MaxLinear, Inc. (a)	40,378,376
3,033,100	Micron Technology, Inc.	216,533,009
16,500	MongoDB, Inc. (a)	6,986,100
943,367	NetApp, Inc.	73,592,060
262,901	nLIGHT, Inc. (a)	3,785,774
1,945,525	Nutanix, Inc. - Class A (a)	58,754,855
172,500	NVIDIA Corp.	80,607,525
252,500	Okta, Inc. - Class A (a)	19,407,150
187,150	OSI Systems, Inc. (a)	22,313,894
64,350	Palo Alto Networks, Inc. (a)	16,084,926
289,600	PROS Holdings, Inc. (a)	11,004,800
332,923	QUALCOMM, Inc.	44,002,433
185,200	Rapid7, Inc. (a)	8,502,532
5,000	RingCentral, Inc. - Class A (a)	206,800
1,715,010	Splunk, Inc. (a)	185,787,033
1,032,800	Stratasys Ltd. (a)	18,724,664
107,100	Tenable Holdings, Inc. (a)	5,211,486
509,500	Trimble, Inc. (a)	27,411,100
236,733	Unity Software, Inc. (a)	10,851,841
785,329	Universal Display Corp.	114,563,795
122,400	VMware, Inc. - Class A (a)	19,293,912
330,800	Western Digital Corp. (a)	14,078,848
503,100	Wolfspeed, Inc. (a)	33,154,290
41,900	Zoom Video Communications, Inc. - Class A (a)	3,073,365
		2,066,882,979

	Materials - 0.8%
93,200	Albemarle Corp.	19,784,496
33,800	Bioceres Crop Solutions Corp. (a)	435,682
34,500	Ingevity Corp. (a)	2,208,690
2,880,600	Ivanhoe Mines Ltd. - Class A - CAD (a)	30,539,406
1,235,952	Perimeter Solutions SA (a)	6,871,893
		59,840,167

	Real Estate - 0.1%
139,600	EPR Properties	6,231,744
53,600	Safehold, Inc.	1,325,528
		7,557,272

	TOTAL COMMON STOCKS
	(Cost $3,779,468,949)	$7,142,900,782

	RIGHTS - 0.0%
	Health Care - 0.0%
349,922	ABIOMED, Inc. - CVR (Issue Date 12/23/22) (a) (c) (d)	356,921
10,344,756	Epizyme, Inc. - CVR (Issue Date 8/15/22) (a) (c) (d)	206,895
3,786,300	Mereo BioPharma Group PLC - CVR (Issue Date 4/23/19) (a) (c) (d)	0
		563,816

	TOTAL RIGHTS
	(Cost $0)	563,816

	WARRANTS - 0.0%
	Materials - 0.0%
364,100	Perimeter Solutions SA (Expiration Date 11/8/24) (a)	45,512

	TOTAL WARRANTS
	(Cost $3,641)	45,512

Shares		Value
	SHORT-TERM INVESTMENTS - 2.7%
197,032,838	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 5.13% (e)	$197,032,838
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $197,032,838)	197,032,838
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,976,505,428) - 100.0%	7,340,542,948
	Liabilities in Excess of Other Assets - (0.0)%	(3,254,579)
	TOTAL NET ASSETS - 100.0%	$7,337,288,369

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2023. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Aggressive	Common Stocks(1)	$7,142,900,782	$-	$-	$7,142,900,782
Growth Fund	Rights(2)	-	-	563,816	563,816
Warrants(3)		45,512	-	-	45,512
Short-Term Investments		197,032,838	-	-	197,032,838
Total Investments in Securities		$7,339,979,132	$-	$563,816	$7,340,542,948

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.
(2) Health Care
(3) Materials

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

ABIOMED, Inc. - CVR (Issue Date 12/23/22)
Aggressive
Growth Fund
Balance at October 31, 2022	$-
Purchases (Received)	356,921
Sales (Proceeds)	-
Realized Gain (Loss)	-
Change in Unrealized Appreciation/Depreciation	-
Balance at July 31, 2023	$356,921

During the period ended July 31, 2023, the Fund determined the fair value of ABIOMED, Inc. (“ABIOMED”) CVR considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Epizyme, Inc. - CVR (Issue Date 8/15/22)
Aggressive
Growth Fund
Balance at October 31, 2022	$206,895
Purchases (Received)	-
Sales (Proceeds)	-
Realized Gain (Loss)	-
Change in Unrealized Appreciation/Depreciation	-
Balance at July 31, 2023	$206,895

During the period ended July 31, 2023, the Fund determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.  With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2022	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2023
Calithera Biosciences, Inc.(1)	$702,085	$-	$85,776	$-	$(23,960,408)	$23,344,099	$	N/A
Cerus Corp.(1)	33,718,482	-	1,910,810	-	(1,387,540)	(3,978,222)		N/A
Nektar Therapeutics(1)	38,735,031	174,426	6,759,489	-	(70,044,310)	40,171,717		N/A
Pulmonx Corp.	49,234,152	170,119	-	-	-	2,654,603		52,058,874
Rhythm Pharmaceuticals, Inc.	126,267,319	11,140,112	4,503,835	-	(233,114)	(36,445,447)		96,225,035
Standard BioTools, Inc.(1)	4,652,896	-	3,625,279	-	(22,324,737)	26,974,429		N/A
Xencor, Inc.	123,164,076	33,527,917	712,177	-	(334,749)	(21,060,079)		134,584,988
Total	$376,474,041	$45,012,574	$17,597,366	$-	$(118,284,858)	$31,661,100		$282,868,897

(1) No longer an affiliate as of July 31, 2023.